UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity®
Connecticut Municipal
Income Fund

and

Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Fidelity Connecticut Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,081.40	$ 2.54
Hypothetical A		$ 1,000.00	$ 1,022.49	$ 2.47
Fidelity Connecticut Municipal Money Market Fund	.52%
Actual		$ 1,000.00	$ 1,001.10	$ 2.59
Hypothetical A		$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.9	35.9
Special Tax	17.3	18.1
Education	10.1	10.9
Water & Sewer	9.5	11.3
Health Care	7.7	7.2
Weighted Average Maturity as of May 31, 2009
		6 months ago
Years	7.7	11.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2009
6 months ago
Years	7.2	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
AAA 18.5%	AAA 15.6%
AA,A 69.2%	AA,A 69.5%
BBB 8.2%	BBB 13.2%
BB and Below 0.0%	BB and Below 0.1%
Not Rated 1.2%	Not Rated 1.3%
Short-Term Investments and Net Other Assets 2.9%	Short-Term Investments and Net Other Assets 0.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Connecticut - 86.6%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,408,944
4.5% 8/15/21	1,225,000	1,300,840
4.5% 8/15/22	1,325,000	1,394,523
5% 8/15/18	1,500,000	1,733,100
5% 8/15/19	750,000	848,393
Branford Gen. Oblig.:
Series 2009:
4% 5/15/11	775,000	820,710
4% 5/15/13	1,435,000	1,565,155
5.25% 5/15/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	500,000	542,765
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,570,000	4,745,579
5.375% 8/15/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,059,280
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,320,000	1,382,806
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,825,051
5% 12/1/17 (FSA Insured)	1,830,000	2,007,053
5% 12/1/18 (FSA Insured)	1,635,000	1,783,066
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,897,733
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series 2001 A:
5.125% 10/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	5,865,000	4,948,652
5.25% 10/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	4,150,000	4,256,531
5.25% 10/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	4,075,000	4,174,593
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity) (c)	6,000,000	6,518,220
Connecticut Dev. Auth. Poll. Cont. Rev. (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 5.25%, tender 4/1/10 (a)(b)	7,000,000	7,080,430
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	3,779,800
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Dev. Auth. Wtr. Facilities Rev.: - continued
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	$ 3,000,000	$ 2,746,920
Connecticut Gen. Oblig.:
Series 2004 A, 5% 3/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000,000	5,579,500
Series 2004 B, 5% 6/1/15	7,500,000	8,423,925
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,272,540
5.25% 6/1/20	16,915,000	19,935,681
Series 2006 A, 5% 12/15/15 (FSA Insured)	2,000,000	2,315,300
Series 2006 D:
5% 11/1/24	17,980,000	19,434,043
5% 11/1/25	10,000,000	10,735,000
Series 2006 E, 5% 12/15/16	3,020,000	3,506,220
Series 2006 F, 5% 12/1/21	2,000,000	2,207,360
Series 2007 D, 5% 12/1/19	1,745,000	1,985,356
Series 2008 A, 5% 4/15/27	5,000,000	5,342,950
Series 2008 B, 5% 4/15/28	4,000,000	4,246,840
Series A:
5% 2/15/27	5,000,000	5,365,150
5% 2/15/28	2,500,000	2,664,000
5% 2/15/29	2,500,000	2,647,625
Connecticut Health & Edl. Facilities Auth. Rev.:
(Ascension Health Proj.) Series 2009 B, 3.5%, tender 2/1/12 (a)	5,000,000	5,053,100
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,177,095
(Eastern Connecticut Health Network Proj.) Series C, 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,164,960
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,128,850
Series M, 5% 7/1/34	1,000,000	977,590
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,065,000	2,072,000
5.2% 8/1/38	4,190,000	4,177,221
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,071,123
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,017,060
Series G, 5% 7/1/38	3,000,000	2,837,430
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	$ 2,640,000	$ 3,249,602
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,106,800
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,014,440
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	3,980,000	3,951,861
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,216,938
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,034,720
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	974,000
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,010,400
Series X1, 5% 7/1/42	14,015,000	14,215,555
Series Y1, 5% 7/1/35	9,000,000	9,222,210
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,291,904
5% 7/1/18 (AMBAC Insured)	3,020,000	3,174,050
5% 7/1/19 (AMBAC Insured)	2,035,000	2,113,510
5% 7/1/31 (AMBAC Insured)	7,000,000	6,493,760
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series 1999 A, 5.5% 11/15/09 (b)	275,000	276,381
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2006 A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,653,608
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series 1998 A:
5.125% 11/15/13 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	3,000,000	3,037,560
5.5% 11/15/09 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	5,500,000	5,536,025
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1990 A, 7.125% 6/1/10	2,445,000	2,450,135
Series 1992 B, 6.125% 9/1/12	8,680,000	9,437,764
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,391,890
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	8,910,000	9,718,493
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.: - continued
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	$ 2,000,000	$ 2,175,460
5% 7/1/23	3,260,000	3,457,719
Series 2004 B, 5.25% 7/1/16	7,645,000	8,739,611
Series 2005 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,010,000	5,565,759
Series 2007 A:
5% 8/1/26	3,800,000	3,981,260
5% 8/1/27 (AMBAC Insured)	2,000,000	2,077,240
Series 2008 A, 5% 11/1/21	5,000,000	5,458,450
Series 2009 1, 5% 2/1/17	10,000,000	11,286,400
Connecticut State Revolving Fund Gen. Rev.:
Series 2003 A, 5% 10/1/17	2,000,000	2,190,060
Series 2008 A:
5% 2/1/16	5,500,000	6,324,120
5% 2/1/17	3,000,000	3,463,320
Farmington Gen. Oblig. Series A:
4% 9/15/20	1,445,000	1,533,839
4% 9/15/21	905,000	947,743
5% 9/15/19	325,000	381,505
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	967,320
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,007,470
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,501,968
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700,000	1,844,806
5% 9/1/22 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,700,000	1,796,866
Monroe Gen. Oblig. Series 2009:
2% 5/1/11	275,000	280,508
4% 5/1/13	500,000	544,915
4% 5/1/14	800,000	875,656
5% 5/1/15	500,000	577,495
5% 5/1/16	1,000,000	1,164,650
5% 5/1/18	500,000	586,205
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,389,014
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A: - continued
5% 6/15/17 (AMBAC Insured) (b)	$ 775,000	$ 793,802
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,660,000	3,052,988
New Britain Gen. Oblig. Series B, 6% 3/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,588,470
New Canaan Gen. Oblig. Series 2009 A:
4% 4/1/13	1,110,000	1,204,206
5% 4/1/14	1,255,000	1,426,169
5% 4/1/19	1,015,000	1,191,356
New Haven Air Rights Parking Facility Rev. Series 2002, 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,249,602
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	34,165
Series 2005:
5% 2/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,080,000	2,263,394
5% 2/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,705,000	1,863,616
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	1,925,000	2,212,576
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,833,813
5% 11/1/16 (AMBAC Insured)	6,000,000	6,562,380
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,069,150
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,183,100
New Milford Gen. Oblig. Series 2004:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,170,591
5% 1/15/16 (AMBAC Insured)	1,025,000	1,182,379
5% 1/15/17 (AMBAC Insured)	1,025,000	1,187,821
Ridgefield Gen. Oblig. Series 2009:
5% 9/15/17	2,165,000	2,560,502
5% 9/15/18	3,535,000	4,201,736
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,500,000	1,546,920
5.25% 8/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,510,000	1,547,403
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,655,000	4,782,407
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,020,000	1,149,152
5.25% 8/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,795,000	3,114,413
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	$ 25,000,000	$ 25,034,746
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,316,514
5% 7/1/18	3,600,000	4,240,368
5.25% 7/15/15	3,000,000	3,354,390
5.5% 7/15/14	1,250,000	1,383,125
Trumbull Gen. Oblig. Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,194,149
Univ. of Connecticut Series 2004 A, 5% 1/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,186,540
Watertown Gen. Oblig. Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,060,000	1,209,524
West Hartford Gen. Oblig. Series 2005 A, 5% 1/15/16	1,135,000	1,271,620
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,480,000	2,598,916
		458,611,031
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	966,720
Puerto Rico - 9.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,054,600
Series AA, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,500,000	2,519,125
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	2,974,260
Series CC, 5.25% 7/1/33	2,495,000	2,471,322
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,694,786
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,449,240
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	4,565,000	4,765,906
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,060,364
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 2,000,000	$ 2,004,840
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,525,000	5,556,106
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,007,580
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000,000	5,159,750
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,335,464
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	836,592
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,489,575
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,076,460
		48,455,970
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,100,000	878,218
TOTAL MUNICIPAL BONDS (Cost $506,122,154)		508,911,939
Municipal Notes - 1.0%

Connecticut - 1.0%
Connecticut Gen. Oblig. BAN Series 2009 B, 4% 6/1/11 (Cost $5,280,981)	5,000,000	5,281,200
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $511,403,135)		514,193,139
NET OTHER ASSETS - 2.9%		15,176,135
NET ASSETS - 100%		$ 529,369,274
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 514,193,139	$ -	$ 514,193,139	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.9%
Special Tax	17.3%
Education	10.1%
Water & Sewer	9.5%
Health Care	7.7%
Others* (individually less than 5%)	15.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $511,403,135)		$ 514,193,139
Cash		8,142,137
Receivable for investments sold		104,032
Receivable for fund shares sold		248,896
Interest receivable		7,736,886
Prepaid expenses		2,651
Other receivables		2,288
Total assets		530,430,029

Liabilities
Payable for fund shares redeemed	$ 304,615
Distributions payable	489,913
Accrued management fee	161,613
Transfer agent fee payable	59,072
Other affiliated payables	22,412
Other payables and accrued expenses	23,130
Total liabilities		1,060,755

Net Assets		$ 529,369,274
Net Assets consist of:
Paid in capital		$ 523,762,353
Undistributed net investment income		14,698
Accumulated undistributed net realized gain (loss) on investments		2,802,219
Net unrealized appreciation (depreciation) on investments		2,790,004
Net Assets, for 47,148,143 shares outstanding		$ 529,369,274
Net Asset Value, offering price and redemption price per share ($529,369,274 ÷ 47,148,143 shares)		$ 11.23

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 10,389,387

Expenses
Management fee	$ 903,294
Transfer agent fees	167,792
Accounting fees and expenses	62,809
Custodian fees and expenses	3,340
Independent trustees' compensation	893
Registration fees	19,767
Audit	26,052
Legal	12,202
Miscellaneous	4,492
Total expenses before reductions	1,200,641
Expense reductions	(8,527)	1,192,114
Net investment income		9,197,273
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,744,061
Change in net unrealized appreciation (depreciation) on investment securities		24,755,415
Net gain (loss)		27,499,476
Net increase (decrease) in net assets resulting from operations		$ 36,696,749

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,197,273	$ 18,208,854
Net realized gain (loss)	2,744,061	3,080,549
Change in net unrealized appreciation (depreciation)	24,755,415	(32,360,565)
Net increase (decrease) in net assets resulting from operations	36,696,749	(11,071,162)
Distributions to shareholders from net investment income	(9,190,228)	(18,195,685)
Distributions to shareholders from net realized gain	(2,443,928)	(1,165,875)
Total distributions	(11,634,156)	(19,361,560)
Share transactions Proceeds from sales of shares	81,950,012	164,144,730
Reinvestment of distributions	8,266,636	13,566,378
Cost of shares redeemed	(47,932,631)	(124,128,068)
Net increase (decrease) in net assets resulting from share transactions	42,284,017	53,583,040
Redemption fees	4,700	25,019
Total increase (decrease) in net assets	67,351,310	23,175,337

Net Assets
Beginning of period	462,017,964	438,842,627
End of period (including undistributed net investment income of $14,698 and undistributed net investment income of $7,653, respectively)	$ 529,369,274	$ 462,017,964
Other Information Shares
Sold	7,426,731	14,749,138
Issued in reinvestment of distributions	755,705	1,226,872
Redeemed	(4,442,881)	(11,349,121)
Net increase (decrease)	3,739,555	4,626,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 11.32	$ 11.49	$ 11.46	$ 11.68	$ 11.91
Income from Investment Operations
Net investment income D	.208	.426	.431	.443	.461	.477
Net realized and unrealized gain (loss)	.648	(.651)	(.090)	.135	(.146)	(.115)
Total from investment operations	.856	(.225)	.341	.578	.315	.362
Distributions from net investment income	(.208)	(.426)	(.431)	(.443)	(.460)	(.477)
Distributions from net realized gain	(.058)	(.030)	(.080)	(.105)	(.075)	(.115)
Total distributions	(.266)	(.456)	(.511)	(.548)	(.535)	(.592)
Redemption fees added to paid in capitalD	-F	.001	-F	-F	-F	-F
Net asset value, end of period	$ 11.23	$ 10.64	$ 11.32	$ 11.49	$ 11.46	$ 11.68
Total ReturnB, C	8.14%	(2.06)%	3.08%	5.21%	2.72%	3.11%
Ratios to Average Net AssetsE
Expenses before reductions	.49%A	.48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.49%A	.44%	.44%	.42%	.47%	.48%
Net investment income	3.79%A	3.84%	3.84%	3.91%	3.96%	4.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 529,369	$ 462,018	$ 438,843	$ 432,785	$ 434,483	$ 426,783
Portfolio turnover rate	22%A	15%	11%	23%	16%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	75.0	77.1	88.9
31 - 90	9.7	1.9	8.5
91 - 180	7.1	6.1	2.0
181 - 397	8.2	14.9	0.6
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity Connecticut Municipal Money Market Fund	43 Days	48 Days	15 Days
Connecticut Tax-Free Money Market Funds Average*	39 Days	43 Days	22 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Variable Rate Demand Notes (VRDNs) 59.5%	Variable Rate Demand Notes (VRDNs) 50.0%
Commercial Paper (including CP Mode) 3.1%	Commercial Paper (including CP Mode) 4.5%
Municipal Notes 18.2%	Municipal Notes 11.5%
Fidelity Municipal Cash Central Fund 12.6%	Fidelity Municipal Cash Central Fund 10.4%
Other Investments 6.4%	Other Investments 6.8%
Net Other Assets 0.2%	Net Other Assets 16.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 1,900,000	$ 1,900,000
Connecticut - 82.1%
Avon Gen. Oblig. BAN 3.5% 10/22/09	25,797,000	25,910,507
Berlin Gen. Oblig. BAN 2.5% 9/2/09	11,495,000	11,533,258
Bethel Gen. Oblig. BAN 1% 8/3/09	38,635,000	38,664,583
Brookfield Gen. Oblig. BAN 2.75% 9/14/09	10,745,000	10,779,064
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 0.15%, LOC HSBC Bank USA, NA, VRDN (b)	21,300,000	21,300,000
Series 1999, 0.65%, LOC HSBC Bank USA, NA, VRDN (b)	1,490,000	1,490,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999:
1.6% tender 6/4/09, CP mode	9,000,000	9,000,000
1.6% tender 6/25/09, CP mode	10,900,000	10,900,000
(Central Vermont Pub. Svc. Corp. Proj.) Series 1985, 3.5%, LOC Citizens Bank of Pennsylvania, VRDN (b)	5,000,000	5,000,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 3.47%, LOC RBS Citizens NA, VRDN (b)(e)	1,250,000	1,250,000
Series 2004 B, 3.47%, LOC RBS Citizens NA, VRDN (b)	2,425,000	2,425,000
Connecticut Gen. Oblig.:
Bonds:
Series 2001 C:
5.25% 12/15/09	3,030,000	3,097,838
5.25% 12/15/09	5,650,000	5,778,476
Series 2002 D, 5% 11/15/09	1,000,000	1,019,822
Series 2003 D, 5% 8/1/09	6,500,000	6,542,688
Series 2005 C, 5% 6/1/09	14,630,000	14,630,000
Series 2007 A, 4% 5/1/10	1,750,000	1,806,319
Series 2008 B, 4% 4/15/10	1,100,000	1,132,175
Series 2008 C:
3.5% 11/1/09	2,000,000	2,017,833
4% 11/1/09	9,095,000	9,169,430
Series 2009 B, 2% 3/1/10	12,750,000	12,886,568
Series 2009 C, 2% 3/1/10	28,300,000	28,603,128
5% 3/15/10	6,275,000	6,493,782
Participating VRDN:
Series Putters 320, 0.27% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,985,000	5,985,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3278, 0.27% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	$ 4,325,000	$ 4,325,000
BAN Series 2009 A, 2% 4/28/10	19,800,000	20,073,315
Series 2004 A, 0.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	59,090,000	59,090,000
Series B, 0.3% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	42,540,000	42,540,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(Connecticut State Univ. Sys. Proj.) Series D2, 5% 11/1/09	2,500,000	2,536,340
(Yale Univ. Proj.) Series S2:
0.55% tender 7/28/09, CP mode	5,660,000	5,660,000
0.55% tender 7/28/09, CP mode	18,500,000	18,500,000
Participating VRDN:
ROC II R 12227, 0.37% (Liquidity Facility Citibank NA) (b)(f)	11,100,000	11,100,000
Series BA 08 1080, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	13,114,000	13,114,000
Series BA 08 1086, 0.29% (Liquidity Facility Bank of America NA) (b)(f)	21,000,000	21,000,000
Series BBT 08 17, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	10,270,000	10,270,000
Series BBT 08 32, 0.23% (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	9,716,000	9,716,000
Series EGL 02 6027 Class A, 0.37% (Liquidity Facility Citibank NA) (b)(f)	19,805,000	19,805,000
Series EGL 7 05 3031, 0.37% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	37,500,000	37,500,000
Series Floaters 13 TP, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,300,000	7,300,000
Series Putters 2861, 0.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,725,000	10,725,000
Series Putters 2862, 0.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,735,000	7,735,000
Series ROC II R 10347, 0.37% (Liquidity Facility Citibank NA) (b)(f)	32,600,000	32,600,000
(Avon Old Farms Proj.):
Series A, 0.3%, LOC Bank of America NA, VRDN (b)	12,510,000	12,510,000
Series B, 0.3%, LOC Bank of America NA, VRDN (b)	3,690,000	3,690,000
(Charlotte Hungerford Hosp. Proj.) Series C, 0.3%, LOC Bank of America NA, VRDN (b)	2,650,000	2,650,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Edgehill Proj.) Series 2000 C, 0.18%, LOC KBC Bank NV, VRDN (b)	$ 1,600,000	$ 1,600,000
(Gaylord Hosp. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (b)	6,275,000	6,275,000
(Greater Hartford YMCA Proj.) Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (b)	1,020,000	1,020,000
(Greenwich Family YMCA Proj.) Series A, 0.39%, LOC JPMorgan Chase Bank, VRDN (b)	14,000,000	14,000,000
(Greenwich Hosp. Proj.) Series C, 0.25%, LOC Bank of America NA, VRDN (b)	11,305,000	11,305,000
(Griffin Hosp. Proj.) Series C, 0.27%, LOC Wachovia Bank NA, VRDN (b)	23,125,000	23,125,000
(Hamden Hall Country Day School Proj.) Series A, 3.15%, LOC RBS Citizens NA, VRDN (b)	11,535,000	11,535,000
(Hartford Hosp. Proj.) Series B, 0.3%, LOC Bank of America NA, VRDN (b)	22,380,000	22,380,000
(Health Care Cap. Asset Prog.):
Series A1, 0.3%, LOC Bank of America NA, VRDN (b)	18,215,000	18,215,000
Series B1, 0.3%, LOC Bank of America NA, VRDN (b)	10,000,000	10,000,000
(Hosp. of Central Connecticut Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (b)	14,900,000	14,900,000
(Masonicare Corp. Proj.):
Series C, 0.19%, LOC Wachovia Bank NA, VRDN (b)	71,875,000	71,875,000
Series D, 0.28%, LOC Wachovia Bank NA, VRDN (b)	35,000,000	35,000,000
(Pomfret School Issue Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (b)	4,875,000	4,875,000
(Ridgefield Academy Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (b)	6,715,000	6,715,000
(Sacred Heart Univ. Proj.) Series F, 0.3%, LOC Bank of America NA, VRDN (b)	20,545,000	20,545,000
(St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.35%, LOC JPMorgan Chase Bank, VRDN (b)	136,300,000	136,300,000
(The Taft School Proj.) Series H, 0.47%, LOC Wachovia Bank NA, VRDN (b)	4,250,000	4,250,000
(Trinity College Proj.) Series L, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	8,345,000	8,345,000
(United Methodist Home Proj.) Series 2001 A, 0.47%, LOC Wachovia Bank NA, VRDN (b)	1,000,000	1,000,000
(Univ. of Bridgeport Proj.) Series B, 0.31%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,995,000	9,995,000
(Univ. of New Haven Proj.):
Series E, 0.27%, LOC Wachovia Bank NA, VRDN (b)	7,990,000	7,990,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Univ. of New Haven Proj.):
Series G, 0.29%, LOC Wachovia Bank NA, VRDN (b)	$ 14,370,000	$ 14,370,000
(Washington Montessori School Proj.) Series A, 0.47%, LOC Wachovia Bank NA, VRDN (b)	4,370,000	4,370,000
(Wesleyan Univ. Proj.):
Series D, 0.32% (Liquidity Facility Bank of America NA), VRDN (b)	3,800,000	3,800,000
Series E, 0.4% (Liquidity Facility Bank of America NA), VRDN (b)	22,400,000	22,400,000
(Yale Univ. Proj.):
Series T2, 0.1%, VRDN (b)	36,950,000	36,950,000
Series U2, 0.1%, VRDN (b)	10,000,000	10,000,000
Series V1, 0.15%, VRDN (b)	2,765,000	2,765,000
Series X2, 0.1%, VRDN (b)	17,475,000	17,475,000
(Yale-New Haven Hosp. Proj.):
Series K1, 0.25%, LOC JPMorgan Chase Bank, VRDN (b)	26,800,000	26,800,000
Series L1, 0.25%, LOC Bank of America NA, VRDN (b)	12,000,000	12,000,000
Series L2, 0.25%, LOC Bank of America NA, VRDN (b)	31,930,000	31,930,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 0.25% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(f)	26,120,000	26,120,000
Connecticut Hsg. Fin. Auth.:
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 0.4% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	4,530,000	4,530,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.49% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	11,949,000	11,949,000
Series 1990 C, 0.49% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	6,610,000	6,610,000
Series 2000 B3, 0.64% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	8,300,000	8,300,000
Series 2001 D3, 0.64% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	4,900,000	4,900,000
Series 2002 F2, 0.4% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(e)	20,185,000	20,185,000
Series 2008 E, 0.45% (Liquidity Facility Bank of America NA), VRDN (b)(e)	39,700,000	39,700,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 1996 C, 6% 10/1/09	5,050,000	5,109,473
Series 2001 B, 5% 10/1/09	12,850,000	13,018,515
Series 2008 A, 3% 11/1/09	9,460,000	9,538,585
Series 2009 1, 3% 2/1/10	2,605,000	2,649,658
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Derby Gen. Oblig. BAN 1.5% 6/3/10 (a)	$ 5,500,000	$ 5,557,145
East Haddam Gen. Oblig. BAN 2.5% 8/12/09	4,540,000	4,546,826
Greenwich Gen. Oblig. BAN Series 2009, 1% 1/28/10	52,000,000	52,192,681
Groton Town Gen. Oblig. BAN 3.75% 10/28/09	5,365,000	5,403,652
Hamden Gen. Oblig. BAN 2.5% 7/24/09	14,635,000	14,654,242
Hartford County Metropolitan District Gen. Oblig. BAN 2.25% 7/22/09	21,164,000	21,205,376
Ledyard Gen. Oblig. BAN 2.75% 7/14/09	8,535,000	8,546,575
Lyme and Old Lyme Reg'l. School District #18 Gen. Oblig. BAN 2% 1/15/10	2,645,000	2,663,829
Manchester Gen. Oblig. BAN Series A, 2.5% 7/2/09	7,390,000	7,395,931
Montville Gen. Oblig. BAN 2.5% 11/17/09	12,000,000	12,064,127
Naugatuck Gen. Oblig. BAN 1.5% 2/4/10	6,200,000	6,241,583
New Haven Gen. Oblig. Series A:
0.6% 6/2/09, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
0.6% 6/8/09, LOC Landesbank Hessen-Thuringen, CP	4,000,000	4,000,000
North Branford Gen. Oblig. BAN 2.5% 11/11/09	16,720,000	16,792,776
Norwich Gen. Oblig. BAN 2.5% 12/16/09	8,045,000	8,109,810
Plainville Gen. Oblig. BAN 4% 10/29/09	10,000,000	10,043,929
Plymouth Gen. Oblig. BAN 2.5% 8/27/09	5,000,000	5,009,073
Shelton Gen. Oblig. BAN 3.5% 8/4/09	15,000,000	15,028,632
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) Series 1998, 0.35%, LOC Bank of America NA, VRDN (b)(e)	11,800,000	11,800,000
Stratford Gen. Oblig. BAN 2.25% 12/17/09	5,700,000	5,732,845
Waterford Gen. Oblig. BAN 2.75% 8/13/09	29,375,000	29,445,576
Windsor Gen. Oblig. BAN 3% 6/25/09	2,345,000	2,347,140
Windsor Locks Gen. Oblig. BAN 1.5% 11/4/09	5,400,000	5,420,038
		1,627,772,143
Florida - 0.0%
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) Series 1997, 0.77%, LOC ABN-AMRO Bank NV, VRDN (b)(e)	1,100,000	1,100,000
Georgia - 0.4%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 G, 3%, LOC Bayerische Landesbank, VRDN (b)	7,160,000	7,160,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. (Masonic Nursing Home, Inc. Proj.) Series 2002, 4.4%, LOC RBS Citizens NA, VRDN (b)	5,645,000	5,645,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 2.65%, LOC RBS Citizens NA, VRDN (b)	$ 2,200,000	$ 2,200,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (b)(e)	1,800,000	1,800,000
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (b)	2,100,000	2,100,000
		3,900,000
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 2.65%, LOC RBS Citizens NA, VRDN (b)	7,200,000	7,200,000
Pennsylvania - 0.3%
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 3.1%, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,210,000	2,210,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,500,000	1,500,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,185,000	3,185,000
		6,895,000
Puerto Rico - 2.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 0.64% (Liquidity Facility Bank of America NA) (b)(f)	1,400,000	1,400,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.54%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	17,100,000	17,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A7, 0.2%, LOC UBS AG, VRDN (b)	12,600,000	12,600,000
Series 2007 A9, 0.1%, LOC Wachovia Bank NA, VRDN (b)	5,720,000	5,720,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	5,400,000	5,411,855
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	8,000,000	8,026,431
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	2,700,000	2,705,930
		52,964,216
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 1.8%, LOC Landesbank Baden-Wuert, VRDN (b)	$ 6,000,000	$ 6,000,000
West Virginia - 0.3%
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 2.5% tender 6/1/09, LOC Dexia Cr. Local de France, CP mode (e)	6,000,000	6,000,000
	Shares
Other - 12.6%
Fidelity Municipal Cash Central Fund, 0.41% (c)(d)	249,538,000	249,538,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,978,274,359)		1,978,274,359
NET OTHER ASSETS - 0.2%		4,101,205
NET ASSETS - 100%		$ 1,982,375,564
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 674,924
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,978,274,359	$ -	$ 1,978,274,359	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,728,736,359)	$ 1,728,736,359
Fidelity Central Funds (cost $249,538,000)	249,538,000
Total Investments (cost $1,978,274,359)		$ 1,978,274,359
Cash		489,058
Receivable for investments sold Regular delivery		4,000,000
Delayed delivery		2,002,123
Receivable for fund shares sold		15,975,734
Interest receivable		6,481,953
Distributions receivable from Fidelity Central Funds		89,784
Prepaid expenses		257,792
Receivable from investment adviser for expense reductions		9,664
Other receivables		2,706
Total assets		2,007,583,173

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,557,145
Payable for fund shares redeemed	18,596,307
Distributions payable	2,566
Accrued management fee	612,408
Other affiliated payables	393,117
Other payables and accrued expenses	46,066
Total liabilities		25,207,609

Net Assets		$ 1,982,375,564
Net Assets consist of:
Paid in capital		$ 1,982,342,067
Undistributed net investment income		30,438
Accumulated undistributed net realized gain (loss) on investments		3,059
Net Assets, for 1,981,722,226 shares outstanding		$ 1,982,375,564
Net Asset Value, offering price and redemption price per share ($1,982,375,564 ÷ 1,981,722,226 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 6,811,103
Income from Fidelity Central Funds		674,924
Total income		7,486,027

Expenses
Management fee	$ 3,812,993
Transfer agent fees	1,081,858
Accounting fees and expenses	99,718
Custodian fees and expenses	13,632
Independent trustees' compensation	3,762
Registration fees	46,929
Audit	21,982
Legal	17,427
Miscellaneous	14,072
Money Market Guarantee Program fee	436,365
Total expenses before reductions	5,548,738
Expense reductions	(239,430)	5,309,308
Net investment income		2,176,719
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,059
Net increase in net assets resulting from operations		$ 2,179,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,176,719	$ 41,118,342
Net realized gain (loss)	3,059	329,974
Net increase in net assets resulting from operations	2,179,778	41,448,316
Distributions to shareholders from net investment income	(2,176,093)	(41,119,035)
Distributions to shareholders from net realized gain	-	(590,921)
Total distributions	(2,176,093)	(41,709,956)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,460,466,595	5,959,927,557
Reinvestment of distributions	2,141,509	41,177,681
Cost of shares redeemed	(2,596,818,910)	(5,834,695,528)
Net increase (decrease) in net assets and shares resulting from share transactions	(134,210,806)	166,409,710
Total increase (decrease) in net assets	(134,207,121)	166,148,070

Net Assets
Beginning of period	2,116,582,685	1,950,434,615
End of period (including undistributed net investment income of $30,438 and undistributed net investment income of $29,812, respectively)	$ 1,982,375,564	$ 2,116,582,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.032	.029	.019	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.001	.019	.032	.029	.019	.007
Distributions from net investment income	(.001)	(.019)	(.032)	(.029)	(.019)	(.007)
Distributions from net realized gain	-	-F	-	-	-F	-
Total distributions	(.001)	(.019)	(.032)	(.029)	(.019)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB, C	.11%	1.97%	3.24%	2.97%	1.89%	.71%
Ratios to Average Net AssetsD, E
Expenses before reductions	.54%A	.50%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.52%A	.49%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.52%A	.42%	.39%	.37%	.39%	.46%
Net investment income	.21%A	1.90%	3.19%	2.94%	1.88%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,982,376	$ 2,116,583	$ 1,950,435	$ 1,510,217	$ 1,237,430	$ 1,065,703

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Income Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Connecticut Municipal Income Fund	$ 511,299,338	$ 12,640,972	$ (9,747,171)	$ 2,893,801
Fidelity Connecticut Municipal Money Market Fund	1,978,274,359	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $78,261,324 and $51,017,327, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.11%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Connecticut Municipal Income Fund	$ 1,445

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 192,983

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Connecticut Municipal Income Fund	$ 3,049	$ 5,478	$ -
Fidelity Connecticut Municipal Money Market Fund	11,347	35,066	34

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CTR-USAN-0709
1.786817.106

Fidelity®
New Jersey
Municipal Income Fund

and

Fidelity
New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Abigail P. Johnson

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Fidelity New Jersey Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,070.70	$ 2.48
Hypothetical A		$ 1,000.00	$ 1,022.54	$ 2.42
Fidelity New Jersey Municipal Money Market Fund	.56%
Actual		$ 1,000.00	$ 1,001.00	$ 2.79
Hypothetical A		$ 1,000.00	$ 1,022.14	$ 2.82

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	51.0	54.7
Transportation	11.5	11.4
Escrowed/Pre-Refunded	7.9	7.9
Special Tax	5.8	5.6
Education	5.5	4.2
Weighted Average Maturity as of May 31, 2009
		6 months ago
Years	8.6	11.5

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2009
6 months ago
Years	7.2	7.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
AAA 3.9%	AAA 2.8%
AA,A 76.6%	AA,A 74.3%
BBB 9.2%	BBB 13.6%
BB and Below 0.5%	BB and Below 0.6%
Not Rated 4.2%	Not Rated 4.1%
Short-Term Investments and Net Other Assets 5.6%	Short-Term Investments and Net Other Assets 4.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.4%
	Principal Amount	Value
Guam - 0.0%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. Series 2005, 6% 7/1/25	$ 400,000	$ 349,864
New Jersey - 80.9%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A:
7.375% 7/1/10 (Escrowed to Maturity) (c)	295,000	304,585
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,258,086
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,750,000	2,797,658
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,544,712
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	21,521
5.25% 8/15/17	20,000	21,419
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.):
Series 2005 B, 5% 2/15/14	1,350,000	1,280,475
Series B, 5.25% 2/15/11	2,075,000	2,065,517
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,350,000	1,595,457
Cape May County Muni. Utils. Auth. Series 2002 A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,908,552
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,276,736
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,064,650
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,752,033
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,836,250
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	4,000,000	4,711,200
6.375% 11/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,515,000	14,013,294
Hudson County Ctfs. of Prtn. Series 2002:
6% 6/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,185,000	2,343,937
6.25% 6/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,210,000	3,647,491
6.25% 6/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,420,000	2,778,475
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 12/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	$ 1,525,000	$ 1,767,704
6.25% 6/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,610,000	1,862,046
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,316,288
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500,000	3,893,645
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	675,000	795,461
7.625% 1/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,206,400
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,048,890
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16	1,360,000	1,476,946
5.25% 9/15/17	2,000,000	2,158,640
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.):
Series 2002 A, 5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,036,900
Series A, 5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,139,846
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	896,750
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	280,000	299,841
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,285,000	1,364,580
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	40,000	48,880
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) Series 1999, 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,091,480
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2004 A:
5.25% 7/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,500,000	3,740,590
5.25% 7/1/31 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,850,000	1,853,996
Series 2005 K:
5.25% 12/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	6,000,000	6,597,360
5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,628,740
5.5% 12/15/19	14,000,000	15,523,620
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,425,800
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 18,455,000	$ 18,659,293
5.125% 3/1/30	2,175,000	2,183,939
5.25% 3/1/21	2,800,000	2,918,020
5.25% 3/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,000,000	3,126,450
5.25% 3/1/22	15,700,000	16,321,406
5.25% 3/1/23	3,340,000	3,446,546
5.25% 3/1/24	9,000,000	9,241,470
5.25% 3/1/25	3,000,000	3,078,960
5.25% 3/1/26	9,000,000	9,214,110
Series 2005 P:
5.125% 9/1/28	6,800,000	6,862,696
5.25% 9/1/26	8,000,000	8,204,640
Series 2006 S, 5% 9/1/36	15,000,000	14,801,100
Series 2007 U, 5% 9/1/37	2,000,000	1,973,040
Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,209,280
Series 2008 Y, 5% 9/1/33	3,000,000	2,933,790
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,145,195
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,126,427
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	3,750,000	3,168,150
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	3,270,000	2,642,618
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	1,000,000	795,960
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,874,070
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,123,460
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,327,884
(Montclair State Univ. Proj.):
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	170,000	179,665
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (c)	1,975,000	2,273,620
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Theological Seminary Proj.):
Series 2009 B:
3% 7/1/10	$ 200,000	$ 205,148
4% 7/1/22	1,000,000	1,037,820
5% 7/1/12	175,000	194,415
5% 7/1/13	250,000	282,893
5% 7/1/15	235,000	270,793
5% 7/1/17	490,000	567,822
5% 7/1/18	250,000	291,198
5% 7/1/19	200,000	232,858
Series 2009, 5% 7/1/14	235,000	268,144
(Ramapo College Proj.) Series 2004 E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (c)	1,500,000	1,710,000
(Rowan Univ. Proj.):
Series 2007 B, 5.5% 7/1/16 (FGIC Insured)	2,500,000	2,797,700
Series B, 5.5% 7/1/18 (FGIC Insured)	4,390,000	4,951,130
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,058,160
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,908,084
New Jersey Envir. Infrastructure Trust Series 2007 A, 5% 9/1/17	4,900,000	5,619,516
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 1997 A, 6% 7/1/11 (Escrowed to Maturity) (c)	3,500,000	3,863,510
Series 2008 A, 5% 7/1/11	5,820,000	5,995,706
(Atlantic City Med. Ctr. Proj.) Series 2002:
5.75% 7/1/25	1,670,000	1,676,446
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (c)	1,330,000	1,500,240
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,021,280
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (c)	2,040,000	2,310,688
(Saint Mary's Hosp. - Passaic Proj.):
Series 1, 5% 3/1/21	2,680,000	2,712,401
Series 2007 1, 5% 3/1/20	2,030,000	2,068,996
(Saint Peter's Univ. Hosp. Proj.) Series 2000 A, 6.875% 7/1/30	1,900,000	1,831,410
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,656,353
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	$ 6,000,000	$ 6,223,560
Series 2008 A. 5.25% 10/1/38	5,885,000	5,888,825
New Jersey Sports & Exposition Auth. Contract Rev. Series 1998 A, 5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,102
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (c)	7,215,000	8,305,042
Series 2007 1A, 5% 6/1/41	11,735,000	7,071,276
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	3,130,000	3,706,734
6.5% 1/1/16 (Escrowed to Maturity) (c)	6,100,000	7,193,364
Series 2000 A, 6% 1/1/11 (Nat'l. Pub. Fin. Guar Corp. Insured)	3,835,000	4,049,875
Series 2005 C:
6.5% 1/1/16	595,000	668,334
6.5% 1/1/16 (Escrowed to Maturity) (c)	190,000	237,397
Series 2009 E, 5.25% 1/1/40	3,000,000	3,038,160
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	145,000	157,851
Series 2001 C:
5.5% 12/15/13 (FSA Insured)	8,285,000	9,219,879
5.75% 12/15/12 (FSA Insured)	5,000,000	5,555,150
Series 2005 B, 5.25% 12/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	9,830,000	10,832,857
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	10,000,000	10,527,100
Series 2005 D, 5% 6/15/20	4,000,000	4,158,120
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	3,604,300
0% 12/15/30 (Berkshire Hathaway Assurance Corp. Insured)	5,000,000	1,401,500
0% 12/15/34	4,000,000	802,920
0% 12/15/36 (AMBAC Insured)	2,000,000	323,680
Series 2008 A:
0% 12/15/35	11,000,000	2,057,000
0% 12/15/36	25,000,000	4,273,000
Series 2009 A, 0% 12/15/39	10,000,000	1,393,400
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.25% 12/15/22 (AMBAC Insured)	$ 1,200,000	$ 1,301,892
5.5% 12/15/15 (Nat'l. Pub. Fin. Guar Corp. Insured)	11,000,000	12,418,560
5.5% 12/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,275,000	5,971,986
5.5% 12/15/20 (Nat'l. Pub. Fin. Guar Corp. Insured)	15,235,000	17,001,041
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,578,454
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	1,500,000	1,505,955
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,840,000	3,167,452
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (c)	2,500,000	2,883,275
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,350,000	1,461,281
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,800,000	3,073,868
5.25% 12/15/17 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	1,094,690
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	873,400
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,860,297
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	1,420,000	1,550,597
Series 2009 F, 5% 5/1/30	1,500,000	1,555,740
Series F, 5% 5/1/39	4,000,000	4,078,160
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. Series 2001, 5% 1/1/14 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,145,000	1,188,453
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	5,911,680
Univ. of Medicine & Dentistry:
Series 2002 A, 5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,705,338
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Univ. of Medicine & Dentistry: - continued
Series A, 5.5% 12/1/27 (AMBAC Insured)	$ 4,000,000	$ 3,641,160
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. Series 2004, 5% 6/15/29 (Nat'l. Pub. Fin. Guar Corp. Insured)	1,000,000	836,220
		489,625,876
New Jersey/Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,381,653
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,855,000	2,976,223
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,018,360
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,123,100
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,037,000
6% 1/1/18 (FSA Insured)	1,300,000	1,320,709
		11,857,045
New York & New Jersey - 7.4%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	5,220,000	5,257,375
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,007,890
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	8,110,000	7,538,488
5.5% 11/15/11 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	1,495,000	1,605,720
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,222,210
134th Series, 5% 1/15/39	4,500,000	4,524,930
136th Series, 5.25% 11/1/16 (b)	2,800,000	2,959,628
138th Series, 5% 12/1/13 (b)	1,745,000	1,857,465
141st Series, 5% 9/1/18 (b)	6,000,000	6,164,640
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guar Corp. Insured) (b)	3,000,000	2,974,800
		45,113,146
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 4.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	$ 3,000,000	$ 2,977,230
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Pre-Refunded to 10/1/10 @ 101) (c)	6,075,000	6,342,361
Series 2005 C, 5.5% 7/1/18	2,000,000	2,011,260
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guar Corp. Insured)	2,000,000	2,007,580
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guar Corp. Insured)	5,000,000	5,144,100
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,776,517
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,045,740
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/10	2,500,000	2,563,325
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	6,000,000	842,040
		24,710,153
TOTAL MUNICIPAL BONDS (Cost $570,975,812)		571,656,084
Municipal Notes - 0.5%

New Jersey - 0.5%
Long Branch Gen. Oblig. BAN 4.5% 2/23/10 (Cost $2,915,374)	2,900,000	2,918,647
TOTAL INVESTMENT PORTFOLIO - 94.9% (Cost $573,891,186)		574,574,731
NET OTHER ASSETS - 5.1%		30,602,763
NET ASSETS - 100%		$ 605,177,494
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 574,574,731	$ -	$ 574,574,731	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	51.0%
Transportation	11.5%
Escrowed/Pre-Refunded	7.9%
Special Tax	5.8%
Education	5.5%
Others* (individually less than 5%)	18.3%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $573,891,186)		$ 574,574,731
Cash		24,579,450
Receivable for fund shares sold		277,763
Interest receivable		9,514,900
Prepaid expenses		3,107
Other receivables		4,267
Total assets		608,954,218

Liabilities
Payable for investments purchased	$ 1,460,900
Payable for fund shares redeemed	1,484,806
Distributions payable	531,136
Accrued management fee	186,107
Other affiliated payables	91,645
Other payables and accrued expenses	22,130
Total liabilities		3,776,724

Net Assets		$ 605,177,494
Net Assets consist of:
Paid in capital		$ 606,713,384
Undistributed net investment income		139,023
Accumulated undistributed net realized gain (loss) on investments		(2,358,458)
Net unrealized appreciation (depreciation) on investments		683,545
Net Assets, for 53,928,417 shares outstanding		$ 605,177,494
Net Asset Value, offering price and redemption price per share ($605,177,494 ÷ 53,928,417 shares)		$ 11.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 12,529,810

Expenses
Management fee	$ 1,058,135
Transfer agent fees	192,758
Accounting fees and expenses	70,271
Custodian fees and expenses	3,764
Independent trustees' compensation	1,044
Registration fees	15,914
Audit	25,021
Legal	1,550
Miscellaneous	5,244
Total expenses before reductions	1,373,701
Expense reductions	(8,463)	1,365,238
Net investment income		11,164,572
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,041,503)
Change in net unrealized appreciation (depreciation) on investment securities		28,222,805
Net gain (loss)		27,181,302
Net increase (decrease) in net assets resulting from operations		$ 38,345,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,164,572	$ 23,249,382
Net realized gain (loss)	(1,041,503)	489,516
Change in net unrealized appreciation (depreciation)	28,222,805	(43,080,631)
Net increase (decrease) in net assets resulting from operations	38,345,874	(19,341,733)
Distributions to shareholders from net investment income	(11,144,926)	(23,214,884)
Distributions to shareholders from net realized gain	(1,254,166)	(516,885)
Total distributions	(12,399,092)	(23,731,769)
Share transactions Proceeds from sales of shares	75,006,776	176,502,367
Reinvestment of distributions	8,972,529	16,513,055
Cost of shares redeemed	(52,602,275)	(198,822,572)
Net increase (decrease) in net assets resulting from share transactions	31,377,030	(5,807,150)
Redemption fees	3,269	13,161
Total increase (decrease) in net assets	57,327,081	(48,867,491)

Net Assets
Beginning of period	547,850,413	596,717,904
End of period (including undistributed net investment income of $139,023 and undistributed net investment income of $119,406, respectively)	$ 605,177,494	$ 547,850,413
Other Information Shares
Sold	6,822,410	15,672,115
Issued in reinvestment of distributions	816,503	1,476,832
Redeemed	(4,855,755)	(17,921,716)
Net increase (decrease)	2,783,158	(772,769)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 11.49	$ 11.65	$ 11.57	$ 11.70	$ 11.90
Income from Investment Operations
Net investment income D	.215	.440	.442	.448	.459	.470
Net realized and unrealized gain (loss)	.535	(.771)	(.124)	.225	(.023)	(.058)
Total from investment operations	.750	(.331)	.318	.673	.436	.412
Distributions from net investment income	(.215)	(.439)	(.441)	(.448)	(.458)	(.472)
Distributions from net realized gain	(.025)	(.010)	(.037)	(.145)	(.108)	(.140)
Total distributions	(.240)	(.449)	(.478)	(.593)	(.566)	(.612)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.22	$ 10.71	$ 11.49	$ 11.65	$ 11.57	$ 11.70
Total Return B, C	7.07%	(2.98)%	2.83%	6.02%	3.77%	3.56%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.48%	.47%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48% A	.48%	.47%	.48%	.48%	.49%
Expenses net of all reductions	.48% A	.45%	.43%	.41%	.43%	.48%
Net investment income	3.92% A	3.90%	3.87%	3.91%	3.92%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 605,177	$ 547,850	$ 596,718	$ 584,928	$ 564,957	$ 531,874
Portfolio turnover rate	8% A	19%	10%	17%	36%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/09	% of fund's investments 11/30/08	% of fund's investments 5/31/08
0 - 30	81.1	73.2	79.8
31 - 90	3.3	5.3	4.1
91 - 180	5.9	8.2	4.0
181 - 397	9.7	13.3	12.1
Weighted Average Maturity
	5/31/09	11/30/08	5/31/08
Fidelity New Jersey Municipal Money Market Fund	42 Days	46 Days	49 Days
New Jersey Tax-Free Money Market Funds Average *	37 Days	42 Days	39 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2009	As of November 30, 2008
Variable Rate Demand Notes (VRDNs) 64.6%	Variable Rate Demand Notes (VRDNs) 50.2%
Commercial Paper (including CP Mode) 1.4%	Commercial Paper (including CP Mode) 3.2%
Municipal Notes 20.3%	Municipal Notes 19.9%
Fidelity Municipal Cash Central Fund 11.7%	Fidelity Municipal Cash Central Fund 4.6%
Other Investments 2.2%	Other Investments 3.4%
Net Other Assets** (0.2)%	Net Other Assets 18.7%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.2%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 2.75%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,300,000	$ 2,300,000
Delaware/New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Series 2008, 0.07%, LOC TD Banknorth, NA, VRDN (a)	6,200,000	6,200,000
Georgia - 0.3%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 F, 3%, LOC Landesbank Baden-Wuert, VRDN (a)	8,300,000	8,300,000
Indiana - 0.9%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.51%, LOC Bank of America NA, VRDN (a)(d)	4,400,000	4,400,000
Indiana Hsg. & Cmnty. Dev. Auth. Series 2006 A2, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(d)	10,000,000	10,000,000
South Bend Econ. Dev. Rev. (PEI/Genesis, Inc. Proj.) Series 2007, 3.3%, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	7,685,000	7,685,000
		22,085,000
Massachusetts - 0.4%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 1052Z, 0.59% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,850,000	8,850,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 3%, LOC Bayerische Landesbank, VRDN (a)(d)	2,200,000	2,200,000
Series 2008 D2, 3%, LOC Landesbank Baden-Wuert, VRDN (a)	2,500,000	2,500,000
		4,700,000
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Univ. Sys. of New Hampshire Proj.) Series 2005 A2, 0.17%, VRDN (a)	2,500,000	2,500,000
New Jersey - 63.8%
Bergen County Impt. Auth. Rev.:
Bonds Series 2007 B, 5% 12/15/09	1,780,000	1,817,656
BAN Series 2009 A, 1.25% 5/11/10	43,100,000	43,431,461
Bernards Township Gen. Oblig. BAN 3% 10/29/09	9,300,000	9,368,544
Brick Township Gen. Oblig. BAN Series C, 3.5% 11/20/09	18,261,837	18,458,216
Burlington County Bridge Commission Rev. BAN (Solid Waste Proj.) Series 2008, 3% 11/24/09	6,900,000	6,949,143
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Burlington County Gen. Oblig. BAN:
Series 2008 D, 3.5% 10/22/09	$ 9,000,000	$ 9,046,565
Series 2009 A, 1.5% 5/28/10	14,443,000	14,586,852
2.5% 9/11/09	39,115,000	39,207,400
Camden County Impt. Auth. Rev. Bonds (County Cap. Prog.) Series 2008, 3% 1/15/10	1,295,000	1,309,430
Camden Gen. Oblig. BAN 3% 8/27/09	8,830,000	8,857,098
Cherry Hill Township Gen. Oblig. BAN 3.5% 10/20/09	15,204,000	15,267,941
Cinnaminson Township BAN Series A, 2% 4/20/10	8,000,000	8,046,782
East Brunswick Township Gen. Oblig. BAN 3.5% 1/8/10	25,600,000	25,952,201
Englewood Gen. Oblig. BAN 2.75% 7/1/09	15,800,000	15,810,441
Fair Lawn Gen. Oblig. BAN 2.5% 12/17/09	4,734,000	4,769,721
Garden State Preservation Trust Open Space & Farmland Preservation Participating VRDN Series Putters 2865, 0.59% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185,000	4,185,000
Glassboro Gen. Oblig. BAN Series A, 2% 1/28/10	5,955,300	6,006,440
Gloucester County Gen. Oblig. Bonds Series 2009, 2% 1/15/10	2,200,000	2,217,063
Harding Township Gen. Oblig. BAN 2.5% 2/19/10	2,033,000	2,054,754
Hopewell Township Gen. Oblig. BAN 2.5% 6/11/09	12,000,000	12,002,324
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.21%, LOC Bank of New York, New York, VRDN (a)	12,820,000	12,820,000
Jersey City Gen. Oblig. Bonds Series 2005 C, 5% 9/1/09	1,455,000	1,470,834
Long Hill Township BAN 2% 3/19/10	2,300,000	2,316,687
Madison Borough Gen. Oblig. BAN 2% 1/22/10	4,700,000	4,741,176
Mendham Township Gen. Oblig. BAN 2% 6/23/09	10,000,000	10,006,068
Mercer County Impt. Auth. Rev. (The Atlantic Foundation Proj.) Series 2008, 0.22%, LOC Bank of America NA, VRDN (a)	5,800,000	5,800,000
Millburn Township Gen. Oblig. BAN 2% 2/10/10	7,699,400	7,772,322
Montclair Township Gen. Oblig. BAN:
1.5% 3/12/10	14,500,000	14,578,287
2.5% 12/18/09	10,000,000	10,056,658
2.5% 12/18/09	4,500,000	4,525,496
Montgomery Township Gen. Oblig. BAN 2.5% 1/15/10	13,500,000	13,635,348
Morris County Gen. Oblig. BAN Series 2008, 3% 9/18/09	5,250,000	5,270,500
Morris Hills Reg'l. School District BAN 3% 6/16/09	6,800,000	6,802,878
Mount Laurel Township Gen. Oblig. BAN 3.5% 10/29/09	13,124,000	13,193,658
New Jersey Bldg. Auth. State Bldg. Rev.:
Series 2003 A3, 0.05%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	5,495,000	5,495,000
Series 2003 A4, 0.05%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Duke Farms Foundation Proj.) Series 2009 A, 0.1%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 6,000,000	$ 6,000,000
(Stolt Haven Perth Amboy Proj.) Series 1998 A, 0.15%, LOC Citibank NA, VRDN (a)	14,505,000	14,505,000
(The Institute of Electrical & Electronics Engineers, Inc. Proj.) Series 2001 A, 0.45%, LOC Wachovia Bank NA, VRDN (a)	3,285,000	3,285,000
(The Pennington School Proj.) Series 2005, 2.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Gas Facilities Rev. (Pivotal Util. Hldgs., Inc. Proj.):
Series 2005, 0.18%, LOC Wells Fargo Bank NA, VRDN (a)	14,000,000	14,000,000
Series 2007, 0.16%, LOC Wells Fargo Bank NA, VRDN (a)(d)	3,900,000	3,900,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
New Jersey Econ. Dev. Auth. Rev. (Bayshore Health Ctr. Proj.) Series 1998 A, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	3,060,000	3,060,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds:
Series 2003 F, 5% 6/15/09	1,000,000	1,001,518
Series 2005 O, 5% 3/1/10	3,500,000	3,617,921
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 0.6%, LOC Wachovia Bank NA, VRDN (a)(d)	2,225,000	2,225,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 0.25%, LOC Banco Santander SA, VRDN (a)	3,800,000	3,800,000
(LPS Inds. Proj.) 0.6%, LOC Wachovia Bank NA, VRDN (a)(d)	5,815,000	5,815,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 0.2%, LOC Wachovia Bank NA, VRDN (a)	14,805,000	14,805,000
Series 2008 V3, 0.25%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	21,550,000	21,550,000
Series 2008 V4, 0.22%, LOC Bank of America NA, VRDN (a)	39,500,000	39,500,000
Series 2008 V5, 0.35%, LOC Wachovia Bank NA, VRDN (a)	25,000,000	25,000,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 0.15%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	95,600,000	95,600,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Rev.: - continued
Series 2006 R2, 0.23%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	$ 12,255,000	$ 12,255,000
Series 2006 R3, 0.17%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (a)	22,935,000	22,935,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) Series 2003, 0.4%, LOC Citibank NA, VRDN (a)(d)	44,080,000	44,080,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series 2006 A, 0.35%, LOC Wachovia Bank NA, VRDN (a)(d)	16,400,000	16,400,000
New Jersey Edl. Facilities Auth. Rev.:
Bonds (Princeton Univ. Proj.) Series K, 3.5% 7/1/09	11,270,000	11,288,723
Participating VRDN Series BA 08 1045, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	600,000	600,000
Series 1997 A, 0.55% 7/2/09, CP	2,200,000	2,200,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)(e)	3,360,000	3,360,000
New Jersey Gen. Oblig.:
Bonds Series K, 5% 7/15/09	1,500,000	1,507,059
Participating VRDN:
Series MACN 04 F, 0.59% (Liquidity Facility Bank of America NA) (a)(e)	9,270,000	9,270,000
Series Putters 1369, 0.59% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,670,000	2,670,000
TRAN Series 2009 A, 3% 6/25/09	34,600,000	34,631,888
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.2%, LOC Bank of America NA, VRDN (a)	29,500,000	29,500,000
Series 2008 C, 0.1%, LOC JPMorgan Chase Bank, VRDN (a)	49,555,000	49,555,000
(Childrens Specialized Hosp. Proj.) Series 2005 B, 0.25%, LOC Wachovia Bank NA, VRDN (a)	4,835,000	4,835,000
(East Orange Gen. Hosp. Proj.) Series A2, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	7,695,000	7,695,000
(Meridian Health Sys. Proj.):
Series 2001 A1, 0.27%, LOC Bank of America NA, VRDN (a)(d)	4,175,000	4,175,000
Series 2003 A, 0.1%, LOC JPMorgan Chase Bank, VRDN (a)	3,050,000	3,050,000
Series 2003 B, 0.2%, LOC Bank of America NA, VRDN (a)	1,800,000	1,800,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2006 A4, 0.28%, LOC Wachovia Bank NA, VRDN (a)	$ 260,000	$ 260,000
Series 2006 A5, 0.28%, LOC Wachovia Bank NA, VRDN (a)	4,170,000	4,170,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.25%, LOC Bank of America NA, VRDN (a)	6,300,000	6,300,000
(Robert Wood Johnson Univ. Hosp. Proj.):
Series 2003 A3, 0.25%, LOC Wachovia Bank NA, VRDN (a)	740,000	740,000
0.25%, LOC Wachovia Bank NA, VRDN (a)	1,165,000	1,165,000
(Saint Peter's Univ. Hosp. Proj.) Series 2000 B, 0.2%, LOC Bank of America NA, VRDN (a)	6,305,000	6,305,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.3%, LOC Wachovia Bank NA, VRDN (a)	7,300,000	7,300,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 0.31%, LOC UBS AG, VRDN (a)	10,200,000	10,200,000
(Virtua Health Proj.):
Series 2004, 0.25%, LOC Wachovia Bank NA, VRDN (a)	19,200,000	19,200,000
Series 2009 B, 0.15%, LOC JPMorgan Chase Bank, VRDN (a)	13,150,000	13,150,000
Series 2009 C, 0.18%, LOC JPMorgan Chase Bank, VRDN (a)	12,100,000	12,100,000
Series 2009 D, 0.25%, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Series 2006 A6, 0.28%, LOC Bank of America NA, VRDN (a)	200,000	200,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B:
0.2%, LOC Bank of America NA, VRDN (a)	37,260,000	37,260,000
0.2%, LOC Bank of America NA, VRDN (a)	3,250,000	3,250,000
Series 2008 F, 0.25%, LOC Bank of America NA, VRDN (a)(d)	76,125,000	76,125,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Single Family Hsg. Proj.):
Series 2004 I:
0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	10,625,000	10,625,000
0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	14,095,000	14,095,000
0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	9,875,000	9,875,000
Series 2007 V, 0.23% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	15,000,000	15,000,000
Series 2008 Y, 0.4% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	68,130,000	68,130,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
Series 2008 Z, 0.39% (Liquidity Facility BNP Paribas SA), VRDN (a)(d)	$ 15,000,000	$ 15,000,000
Series 2008 BB:
0.2% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,000,000	15,000,000
0.25% (Liquidity Facility TD Banknorth, NA), VRDN (a)	15,000,000	15,000,000
New Jersey Sports & Exposition Auth. Contract Rev. Bonds Series 2008 B, 3% 9/1/09	13,965,000	14,003,145
New Jersey Tobacco Settlement Fing. Corp. Participating VRDN:
Series Clipper 07 9, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	16,600,000	16,600,000
Series Putters 1734 B, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	45,155,000	45,155,000
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 A, 0.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,500,000	22,500,000
Series 2009 B, 0.07%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,000,000	5,000,000
Series 2009 C, 0.18%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	9,500,000	9,500,000
Series 2009 D, 0.07%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	15,450,000	15,450,000
New Providence Gen. Oblig. BAN:
2% 1/29/10	2,994,100	3,017,927
2.25% 1/29/10	1,080,000	1,085,517
North Brunswick Township Gen. Oblig. BAN Series 2008 A, 2.5% 8/17/09	17,328,000	17,361,466
Paterson Gen. Oblig. BAN 3% 6/18/09	9,673,000	9,677,190
Plainsboro Township Gen. Oblig. BAN 2.5% 1/14/10	9,530,000	9,625,150
Ringwood Boro Gen. Oblig. BAN 3.5% 11/6/09	2,270,035	2,277,198
Rutgers State Univ. Rev.:
Participating VRDN Series Putters 3445, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500,000	2,500,000
Series 2009 G, 0.15% (Liquidity Facility U.S. Bank NA, Minnesota), VRDN (a)	7,600,000	7,600,000
Series A, 0.5% 6/8/09, CP	11,665,000	11,665,000
Salem County Poll. Cont. Fin. Auth. Rev.:
(Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B2, 0.28%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	7,000,000	7,000,000
Series 2003 B1, 0.75% 6/5/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,500,000	12,500,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Summit Gen. Oblig. BAN:
1.5% 5/21/10	$ 1,740,000	$ 1,753,571
2% 5/6/10	1,984,500	2,006,618
3% 12/11/09	4,313,000	4,353,549
Tewksbury Township Gen. Oblig. BAN 3.5% 6/26/09	5,159,280	5,162,442
Trenton Gen. Oblig. BAN:
3% 7/2/09	9,574,288	9,583,062
3.125% 12/11/09	8,796,000	8,802,093
Union County Gen. Oblig. Bonds Series 2009, 2% 3/1/10	2,985,000	3,015,868
Upper Saddle River Gen. Oblig. BAN 1.5% 2/26/10	8,795,472	8,847,795
Vernon Township Gen. Oblig. BAN 3% 1/8/10	15,220,539	15,357,577
Washington Township Warren County Gen. Oblig. BAN 2% 5/14/10	6,300,000	6,330,066
		1,549,082,287
New Jersey/Pennsylvania - 4.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	34,100,000	34,100,000
Series 2008 B, 0.25%, LOC TD Banknorth, NA, VRDN (a)	63,300,000	63,300,000
		97,400,000
New York - 0.1%
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 2.22%, LOC RBS Citizens NA, VRDN (a)	2,900,000	2,900,000
New York & New Jersey - 13.2%
Port Auth. of New York & New Jersey:
Bonds 126th Series, 5.5% 11/15/09 (d)	8,245,000	8,365,508
Participating VRDN:
Series Austin 07 1017, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	70,980,000	70,980,000
Series BA 08 1066, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	5,565,000	5,565,000
Series BA 08 1067, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	4,400,000	4,400,000
Series BA 08 1107, 0.49% (Liquidity Facility Bank of America NA) (a)(d)(e)	16,175,000	16,175,000
Series BA 09 1213, 0.29% (Liquidity Facility Bank of America NA) (a)(e)	7,300,000	7,300,000
Series DB 636, 0.31% (Liquidity Facility Deutsche Bank AG) (a)(d)(e)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Series EGL 06 107 Class A, 0.47% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	$ 39,200,000	$ 39,200,000
Series GS 08 31TP, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	20,600,000	20,600,000
Series Putters 1546, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,860,000	3,860,000
Series Putters 2945, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	1,670,000	1,670,000
Series Putters 3095, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,220,000	8,220,000
Series Putters 3114, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,190,000	7,190,000
Series Putters 3162, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	22,605,000	22,605,000
Series Putters 3172, 0.45% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	13,505,000	13,505,000
Series ROC II R 10385, 0.38% (Liquidity Facility Citibank NA) (a)(e)	17,410,000	17,410,000
Series 1991 1, 0.47%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1991 3, 0.44%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1992 1, 0.44%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 3, 0.47%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series 1995 4, 0.47%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 2006 4, 0.45%, VRDN (a)	10,000,000	10,000,000
Series A:
0.38% 6/9/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	3,355,000	3,355,000
0.4% 6/3/09 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,450,000	5,450,000
		319,850,508
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 2.65%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
Pennsylvania - 0.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 A, 3%, LOC Citizens Bank of Pennsylvania, VRDN (a)	900,000	900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 1,900,000	$ 1,900,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 2.7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,200,000	2,200,000
		5,000,000
Puerto Rico - 4.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 0.64% (Liquidity Facility Bank of America NA) (a)(e)	10,100,000	10,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2007 A6, 0.18%, LOC UBS AG, VRDN (a)	14,000,000	14,000,000
Series 2007 A7, 0.2%, LOC UBS AG, VRDN (a)	26,200,000	26,200,000
Series 2007 A8, 0.1%, LOC Wachovia Bank NA, VRDN (a)	1,200,000	1,200,000
Series 2008 B, 0.18%, LOC Wachovia Bank NA, VRDN (a)	31,275,000	31,275,000
TRAN:
Series 2009 A1, 3% 7/30/09, LOC Bank of Nova Scotia, New York Agcy.	6,600,000	6,614,495
Series 2009 A2, 3% 7/30/09, LOC BNP Paribas SA	3,700,000	3,708,126
Series 2009 A3, 3% 7/30/09, LOC Banco Bilbao Vizcaya Argentaria SA	3,300,000	3,307,247
		96,404,868
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 3.25%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300,000	4,300,000
Texas - 0.3%
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.53%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	6,000,000	6,000,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.45%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
		7,000,000
Municipal Securities - continued
	Shares	Value
Other - 11.7%
Fidelity Municipal Cash Central Fund, 0.41% (b)(c)	285,407,000	$ 285,407,001
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,432,279,664)		2,432,279,664
NET OTHER ASSETS - (0.2)%		(4,349,171)
NET ASSETS - 100%		$ 2,427,930,493
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,300,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.47%, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.44%, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.44%, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.47%, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.47%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 573,638
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,432,279,664	$ -	$ 2,432,279,664	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,146,872,664)	$ 2,146,872,664
Fidelity Central Funds (cost $285,407,000)	285,407,000
Total Investments (cost $2,432,279,664)		$ 2,432,279,664
Cash		219,680
Receivable for investments sold		2,000,016
Receivable for fund shares sold		17,981,578
Interest receivable		8,338,170
Distributions receivable from Fidelity Central Funds		100,408
Prepaid expenses		319,204
Other receivables		3,873
Total assets		2,461,242,593

Liabilities
Payable for investments purchased	$ 14,588,056
Payable for fund shares redeemed	17,337,304
Distributions payable	2,134
Accrued management fee	745,965
Other affiliated payables	583,373
Other payables and accrued expenses	55,268
Total liabilities		33,312,100

Net Assets		$ 2,427,930,493
Net Assets consist of:
Paid in capital		$ 2,427,999,373
Distributions in excess of net investment income		(2,152)
Accumulated undistributed net realized gain (loss) on investments		(66,728)
Net Assets, for 2,426,355,227 shares outstanding		$ 2,427,930,493
Net Asset Value, offering price and redemption price per share ($2,427,930,493 ÷ 2,426,355,227 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 9,019,542
Income from Fidelity Central Funds		573,638
Total income		9,593,180

Expenses
Management fee	$ 4,705,285
Transfer agent fees	1,637,052
Accounting fees and expenses	118,485
Custodian fees and expenses	15,331
Independent trustees' compensation	4,630
Registration fees	65,273
Audit	22,725
Legal	7,622
Money Market Guarantee Program Fee	540,901
Miscellaneous	17,149
Total expenses before reductions	7,134,453
Expense reductions	(80,135)	7,054,318
Net investment income		2,538,862
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(44,131)
Net increase in net assets resulting from operations		$ 2,494,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 2,538,862	$ 46,372,905
Net realized gain (loss)	(44,131)	467,493
Net increase in net assets resulting from operations	2,494,731	46,840,398
Distributions to shareholders from net investment income	(2,541,015)	(46,374,874)
Distributions to shareholders from net realized gain	-	(577,382)
Total distributions	(2,541,015)	(46,952,256)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,559,672,568	9,325,993,304
Reinvestment of distributions	2,500,317	46,240,911
Cost of shares redeemed	(3,733,162,793)	(8,994,029,161)
Net increase (decrease) in net assets and shares resulting from share transactions	(170,989,908)	378,205,054
Total increase (decrease) in net assets	(171,036,192)	378,093,196

Net Assets
Beginning of period	2,598,966,685	2,220,873,489
End of period (including distributions in excess of net investment income of $2,152 and $0, respectively)	$ 2,427,930,493	$ 2,598,966,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2009

Years ended November 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.019	.032	.029	.018	.007
Net realized and unrealized gain (loss)F	-	-	-	-	-	-
Total from investment operations	.001	.019	.032	.029	.018	.007
Distributions from net investment income	(.001)	(.019)	(.032)	(.029)	(.018)	(.007)
Distributions from net realized gain	-	-F	-	-	-	-
Total distributions	(.001)	(.019)	(.032)	(.029)	(.018)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.10%	1.90%	3.23%	2.95%	1.84%	.68%
Ratios to Average Net Assets D, E
Expenses before reductions	.56% A	.52%	.51%	.52%	.52%	.53%
Expenses net of fee waivers, if any	.56% A	.52%	.51%	.52%	.52%	.53%
Expenses net of all reductions	.56% A	.44%	.41%	.40%	.43%	.51%
Net investment income	.20% A	1.84%	3.18%	2.91%	1.82%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,427,930	$ 2,598,967	$ 2,220,873	$ 1,774,867	$ 1,506,677	$ 1,423,879

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of May 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Money Market Fund approved the participation by the Money Market Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Money Market Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Money Market Fund on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Money Market Fund. The Money Market Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Money Market Fund without regard to any expense limitation currently in effect.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustee compensation, and losses deferred due to excise tax regulations and wash sales.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New Jersey Municipal Income Fund	$ 573,761,502	$ 12,816,250	$ (12,003,021)	$ 813,229
Fidelity New Jersey Municipal Money Market Fund	2,432,279,664	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $47,344,910 and $21,123,378, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity New Jersey Municipal Income Fund	$ 1,704

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Funds' custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity New Jersey Municipal Income Fund	$ 3,764	$ 4,699	$ -
Fidelity New Jersey Municipal Money Market Fund	13,592	66,508	35

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The supply of municipal money market securities has declined significantly due to the market volatility. As a result, the Money Market Fund's cash position may be significant during the period.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for each fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under each fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NJN-USAN-0709
1.786819.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009